UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Quarter Ended: December 31, 2011

Check here if Amendment [ X  ]; Amendment Number: 1
This Amendment (Check only one):
[ X ] is a restatement.
[   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Goldman Capital Management Inc.
Address: 767 Third Ave. 25th Fl
               New York NY 10017

Form 13F File Number:  028-10731

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained therein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:         Neal I Goldman
Title:           President
Telephone:  212-676-5571

Signature, Place and Date of Signing:

Neal I Goldman, New York, NY,  February 15, 2012
Report Type (Check only one):
[ X ] 13F HOLDINGS REPORT
[     ] 13F Notice
[     ] 13F COMBINATION REPORT

List of Other Managers Reporting for this Manger:
None

Form 13F Summary Page

Report Summary:
Number of Other Included Managers:  -0-
Form 13F Information Table Entry Total:     35
Form 13F Information Table Value Total:     134,744


							Value	Shares/	Sh/	Put/	Invstmt	Discretion	Voting Authority--------------------
Name of Issuer			Title of	CUSIP	(x$1000)	Prn Amt	Prn	Call			Sole	Shared	None
 				Class	 	 	 		 		Sole	Shared	None

Abaxis Inc			COM	002567105	1660	60000	SH		60000			60000
Acme United Corp		COM	004816104	367	38638	SH		38638			38638
Advanced Photonix Inc-Cl A	COM	00754E107	28	50000	SH		50000			50000
American Safety Insurance Hold	COM	G02995101	8209	377420	SH		377420			377420
Bacterin Intl Holdings Inc	COM	05644R101	2016	704783	SH		704783			704783
Charles & Colvard Ltd		COM	159765106	2867	1115600	SH		1115600			1115600
Columbia Laboratories Inc	COM	197779101	13925	5570034	SH		5570034			5570034
Commtouch Software Ltd		COM	M25596202	3182	979000	SH		979000			979000
Crexendo Inc.			COM	226552107	2224	790737	SH		790737			790737
Cytori Therapeutics Inc		COM	23283K105	1265	574853	SH		574853			574853
Ditech Networks Inc		COM	25500T108	518	545000	SH		545000			545000
Dot Hill Sys Corp		COM	25848T109	7332	5513099	SH		5513099			5513099
Emrise Corp			COM	29246J101	43	100000	SH		100000			100000
Flamel Technologies SA		ADR	338448109	148	28389	SH		28389			28389
Graphon Inc			COM	388707101	200	1000000	SH		1000000			1000000
Hackett Group Inc		COM	404609109	972	260000	SH		260000			260000
Hughes Telematics Inc		COM	444486104	942	197845	SH		197845			197845
Icg Group Inc			COM	44928D108	3401	440500	SH		440500			440500
Imageware Systems Inc.		COM	45245S108	18281	22851245 SH		22851245		22851245
Lifetime Brands Inc		COM	53222Q103	9106	750100	SH		750100			750100
Lpath Inc			COM	548910108	488	410000	SH		410000			410000
Mattersight Corp		COM	577097108	518	111492	SH		111492			111492
Mdc Partners Inc New Cl A Subo	COM	552697104	10832	801198	SH		801198			801198
Mosys Inc			COM	619718109	7520	1790367	SH		1790367			1790367
Nova Measuring Instruments Ltd	COM	M7516K103	781	106000	SH		106000			106000
Park City Group Inc New		COM	700215304	4468	1464032	SH		1464032			1464032
Parkervision Inc		COM	701354102	312	362400	SH		362400			362400
Pfsweb Inc			COM	717098206	1679	510325	SH		510325			510325
Photomedex Inc			COM	719358103	3990	309336	SH		309336			309336
Star Scientific Inc		COM	85517P101	10364	4754029	SH		4754029			4754029
Transgenomic			COM	89365K206	322	250000	SH		250000			250000
Trinity Biotech Plc New ADR	COM	896438306	13147	1291498	SH		1291498			1291498
Unigene Laboratories Inc	COM	904753100	253	477027	SH		477027			477027
Universal Electronics Inc	COM	913483103	253	15000	SH		15000			15000
Westmoreland Coal Corp		COM	960878106	3131	245568	SH		245568			245568


Total							134744